UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  09/30/2002

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Newgate LLP
Address:  One Sound Shore Drive
          Greenwich, CT 06830

Form 13F File Number:  28-4822

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Sonia Rosenbaum
Title:    Managing Partner
Phone:    203-661-0700

Signature, Place, and Date of Signing:

     /s/ Sonia Rosenbaum            Greenwich, CT             10/15/2002
     ---------------------          -------------             ----------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           57

Form 13F Information Table Value Total:  $   185,232
                                         -----------
                                         (thousands)

List of Other Included Managers:

     NONE

        ITEM 1:                      ITEM 2:      ITEM 3:      ITEM 4:      ITEM 5:      ITEM 6:    ITEM 7:         ITEM 8:
-------------------------------  -------------- ---------   -----------    ---------   ---------- ---------   ---------------------
    NAME OF ISSUER               TITLE OF CLASS    CUSIP        FAIR       SHARES OR   INVESTMENT  MANAGERS     VOTING AUTHORITY
                                                  NUMBER       MARKET      PRINCIPAL   DISCRETION             ------ ------- ------
                                                               VALUE        AMOUNT     ----------              (A)    (B)    (C)
                                                                                                               SOLE  SHARED  NONE
-------------------------------  -------------- ---------   ------------   ---------   ---------- ---------   ------ ------- ------
Anglo American plc                   ADR        03485P102      306,684.00      24,340      N          X          24,340
ACM Managed Income                   COM        000919100    2,024,712.00     461,210      N          X         461,210
Grupo Aeroportuario del Su           SP ADR     40051E202    3,104,475.00     282,225      N          X         282,225
BlackRock Municipal Income           SH BEN     09248F109    1,951,268.00     137,220      N          X         137,220
Blackrock Income Opportuni           COM        092475102    5,665,991.00     516,970      N          X         516,970
Electrobras Centrais Elect           SP ADR     15234Q108    1,288,220.00     599,172      N          X         599,172
Cia Brasil Dist. Pao de Ac           ADR        20440T201    2,465,822.00     208,262      N          X         208,262
CNOOC Limited                        SP ADR     126132109      845,400.00      30,000      N          X          30,000
China Mobile (Hong Kong)             SP ADR     16941M109    2,752,590.00     243,592      N          X         243,592
Dreyfus Strategic Muni Bon           COM        26202F107    1,468,632.00     166,890      N          X         166,890
Cia Paranaense de Energia-           SP ADR     20441B407    2,136,899.00   1,112,968      N          X       1,112,968
Eaton Vance Senior Income            SH BEN     27826S103    3,095,861.00     434,812      N          X         434,812
iShares MSCI Malaysia                MSCI M     464286830    4,824,530.00     957,248      N          X         957,248
iShares MSCI Taiwan                  MSCI T     464286731    6,506,019.00     850,460      N          X         850,460
iShares MSCI Mexico                  MSCI M     464286822    4,442,466.00     361,470      N          X         361,470
Aberdeen Asia-Pacific Prim           COM        003009107    8,416,818.00   1,849,850      N          X       1,849,850
Gerdau                               SP ADR     373737105    1,509,002.00     218,696      N          X         218,696
MSDW Government Income Tru           SH BEN     61745P106    1,591,191.00     171,280      N          X         171,280
HDFC Bank                            SP ADR     40415F101      180,752.00      12,738      N          X          12,738
India Fund                           COM        454089103      226,563.00      24,573      N          X          24,573
MSDW India Investment Fund           COM        61745C105      672,251.00      78,534      N          X          78,534
Persero PT Indonesian Sate           SP ADR     715680104    4,646,195.00     495,330      N          X         495,330
MSDW Insured Municipal Tru           COM        61745P866    3,391,272.00     229,140      N          X         229,140
Infosys Technologies                 SP ADR     456788108    3,563,271.00      65,743      N          X          65,743
Kookmin Bank                         SP ADR     50049M109    5,195,668.00     146,646      N          X         146,646
Korea Electric Power                 SP ADR     500631106    7,731,724.00     828,695      N          X         828,695
Korea Fund                           COM        500634100    5,819,411.00     431,387      N          X         431,387
Scudder Intermediate Govt            SH BEN     811163104    3,091,893.00     428,240      N          X         428,240
KT Corporation                       SP ADR     48268K101    7,064,729.00     318,518      N          X         318,518
Scudder Municipal Income T           COM        48842C104    4,009,561.00     344,464      N          X         344,464
Lukoil Holding                       SP ADR     677862104    2,873,122.00      46,566      N          X          46,566
MFS Charter Income Trust             SH BEN     552727109    6,819,617.00     808,970      N          X         808,970
MFS Municipal Income Trust           SH BEN     552738106      988,369.00     125,110      N          X         125,110
MFS Govt Markets Income Tr           SH BEN     552939100    3,710,552.00     523,350      N          X         523,350
MFS Multimarket Income Tru           SH BEN     552737108    3,038,253.00     517,590      N          X         517,590
MuniYield Quality II                 COM        62630T104    5,049,633.00     404,294      N          X         404,294
Magyar Tavkozlesi                    SP ADR     559776109    1,612,512.00     104,033      N          X         104,033
Munivest Fund                        COM        626295109    2,833,553.00     306,330      N          X         306,330
MuniYield Fund                       COM        626299101    4,859,325.00     363,450      N          X         363,450
MuniYield Insured                    COM        62630E107    4,483,987.00     294,805      N          X         294,805
Nuveen Dividend Advantage            COM        67066V101    1,827,534.00     117,300      N          X         117,300
Nuveen Senior Income                 COM        67067Y104    4,917,100.00     729,540      N          X         729,540
Petroleo Brasileiro                  SP ADR     71654V408    2,181,033.00     203,265      N          X         203,265
Perez Companc                        SP ADR     71367B103    1,684,175.00     334,826      N          X         334,826
POSCO                                SP ADR     693483109    2,944,742.00     136,457      N          X         136,457
ING Prime Rate Trust                 SH BEN     72146W103    5,846,688.00     990,964      N          X         990,964
PetroChina Company                   SP ADR     71646E100    1,057,903.00      52,632      N          X          52,632
Dr. Reddy's Laboratories             SP ADR     256135203      187,638.00      11,149      N          X          11,149
ROC Taiwan Fund                      SH BEN     749651105    3,011,082.00     860,309      N          X         860,309
China Petroleum and Chemic           SP ADR     16941R108      469,087.00      30,147      N          X          30,147
Turkcell Iletisim Hizmetle           SP ADR     900111204    2,884,686.00     245,505      N          X         245,505
Telekomunikasi Indonesia             SP ADR     715684106    4,885,864.00     657,586      N          X         657,586
Telefonos de Mexico                  SP ADR     879403780    3,133,911.00     111,329      N          X         111,329
Taiwan Semiconductor                 SP ADR     874039100    3,228,353.00     508,402      N          X         508,402
Uniao de Bancos Brasileiro           GDR RE     90458E107    1,844,559.00     259,797      N          X         259,797
Videsh Sanchar Nigam                 SP ADR     92659G600    3,131,684.00     679,324      N          X         679,324
Van Kampen Senior Income T           COM        920961109    5,737,326.00     870,611      N          X         870,611